Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
Sales	$ 3,752,458	$ 4,433,060	$ 18,389,568	$ 24,589,761
Cost of Goods Sold	3,377,539	4,141,893	16,772,661	22,963,231
Gross Profit	374,919	291,167	1,616,907	1,626,530
Operating Expenses:
Selling, general, and administrative expenses	868,938	820,762	3,403,674	6,946,559
Amortization and depreciation	68,314	66,250	274,655	264,997
Total Operating Expenses	937,252	887,012	3,678,329	7,211,556
Loss from Operations	(562,333)	(595,845)	(2,061,422)	(5,585,026)
Other Income (Expenses):
Derivative liability expense	(24,112)	(18,013)
Interest and financing costs	(465,052)	(720,076)	3,534,083	2,241,857
Loss on debt extinguishment	(14,057)		151,978
Derivative losses			23,630
Gain on settlement		33,361
Other income losses	12		3,754
Total Other Expenses	(503,209)	(704,728)	3,713,445	2,241,857
Net Loss before Provision for Income Tax	(1,065,542)	(1,300,573)	(5,774,867)	(7,826,883)
Provision for Income Tax				50
Net Loss	$ (1,065,542)	$ (1,300,573)	$ (5,774,867)	$ (7,826,933)
Basic and Diluted Loss Per Share	$ (0.001)	$ (0.03)	$ (0.03)	$ (0.18)
Weighted Average Number of Common Shares Outstanding:
Basic and diluted	945,641,186	43,121,105	172,210,532	42,590,735